UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07458
                                                    ----------------------------

                            TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-916-0600
                                                           -------------

                       Date of fiscal year end: MARCH 31
                                               ---------

                   Date of reporting period: DECEMBER 31, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (Unaudited)

                                                                       MARKET
                                                                        VALUE
      SHARES                                                          (NOTE 1)
      ------                                                          -------

              COMMON STOCKS--88.9%
              BELGIUM--2.4%
   1,646,311  KBC Groep NV .....................................  $  201,677,711
                                                                  --------------
              CANADA--1.3%
     100,000  Melcor Developments Ltd. .........................       1,576,007
   1,830,660  National Bank of Canada, Toronto .................     103,575,367
                                                                  --------------
                                                                     105,151,374
                                                                  --------------
              CZECH REPUBLIC--0.0%++
       2,800  Philip Morris CR a.s. ............................       1,454,082
                                                                  --------------
              FINLAND--5.2%
   2,435,000  Cargotec Corporation, B Share ....................     135,179,666
   1,000,000  Huhtamaki Oyj ....................................      19,621,547
   4,870,000  Kone Oyj, Class B ................................     275,753,676
                                                                  --------------
                                                                     430,554,889
                                                                  --------------
              FRANCE--6.0%
     433,783  BNP Paribas SA ...................................      47,276,541
   2,327,938  CNP Assurances ...................................     259,700,079
     170,000  Nexans SA ........................................      21,744,577
       1,000  NSC Groupe .......................................         101,536
   1,825,000  Sanofi-Aventis ...................................     168,337,509
                                                                  --------------
                                                                     497,160,242
                                                                  --------------
              GERMANY--5.3%
      64,173  Boewe Systec AG ..................................       4,355,488
      59,925  Fraport AG .......................................       4,268,673
      42,354  KSB AG ...........................................      20,776,275
     352,312  Linde AG .........................................      36,357,799
     395,000  Merck KGaA .......................................      40,908,947
   1,560,342  Springer (Axel) Verlag AG ........................     276,740,290
     500,000  Volkswagen AG ....................................      56,629,525
                                                                  --------------
                                                                     440,036,997
                                                                  --------------
              HONG KONG--2.5%
  13,986,234  Jardine Strategic Holdings Ltd. +++ ..............     186,016,912
  42,847,281  SCMP Group Ltd. ..................................      16,252,464
     892,500  Swire Pacific Ltd., Class B ......................       1,822,354
                                                                  --------------
                                                                     204,091,730
                                                                  --------------
              IRELAND--0.2%
   5,089,055  Independent News & Media PLC .....................      20,199,190
   1,111,317  Unidare PLC ......................................         307,742
                                                                  --------------
                                                                      20,506,932
                                                                  --------------

--------------------------------------------------------------------------------
                                       1

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (Unaudited)

                                                                       MARKET
                                                                        VALUE
      SHARES                                                          (NOTE 1)
      ------                                                          -------

              COMMON STOCKS
              ITALY--3.8%
     348,709  Banco Popolare di Verona e Novara ................  $   10,001,214
     937,215  Maffei SPA .......................................       3,237,955
  12,284,727  Mediaset SPA .....................................     145,631,563
  12,147,709  Mondadori (Arnoldo) Editore SPA ..................     126,867,351
   2,598,000  Natuzzi SPA, Sponsored ADR + .....................      22,108,980
   1,005,000  Sol SPA ..........................................       6,387,684
     805,250  Vincenzo Zucchi SPA + ............................       3,185,534
                                                                  --------------
                                                                     317,420,281
                                                                  --------------
              JAPAN--3.7%
     492,900  Chofu Seisakusho Company Ltd. ....................       9,948,592
       1,001  Coca-Cola Central Japan Company Ltd. +++ .........       7,791,763
     455,000  Daiwa Industries Ltd. ............................       3,108,304
   5,251,000  Fujitec Company Ltd. .............................      40,190,609
     631,100  Fukuda Denshi Company Ltd. .......................      18,696,513
   1,203,000  Hi-Lex Corporation ...............................      20,696,991
      22,100  Hurxley Corporation ..............................         335,706
     319,000  Inaba Seisakusho Company Ltd. ....................       4,864,445
     321,000  Katsuragawa Electric Company Ltd. ................       3,098,066
   1,461,000  Kawasumi Laboratories Inc. .......................       7,773,690
   1,849,500  Kuroda Electric Company, Ltd. ....................      16,996,370
      69,100  Mandom Corporation ...............................       1,710,755
     477,000  Matsumoto Yushi-Seiyaku Company Ltd. .............      11,128,866
      21,670  MEDIKIT Company, Ltd. ............................       4,619,345
     215,300  Meito Sangyo Company Ltd. ........................       4,182,951
      36,240  Milbon Company Ltd. ..............................       1,009,750
     307,100  Mirai Industry Company, Ltd. .....................       3,543,809
      55,000  Nankai Plywood Company Ltd. ......................         326,801
      40,000  Nippon Antenna Company Ltd. ......................         286,685
     162,780  Nippon Kanzai Company Ltd. .......................       4,207,649
   1,253,000  Nippon Konpo Unyu Soko Company Ltd. ..............      15,216,239
     462,100  Nissha Printing Company Ltd. .....................      14,232,781
     721,500  Nitto FC Company Ltd. ............................       4,208,321
     451,000  Sangetsu Company Ltd. ............................      10,957,534
   1,483,200  Sanyo Shinpan Finance Company Ltd. ...............      36,907,289
     760,600  Shikoku Coca-Cola Bottling Company Ltd. ..........       8,559,982
     289,300  Shingakukai Company Ltd. .........................       1,825,803
     204,000  SK Kaken Company Ltd. ............................       5,992,195
     612,000  Sonton Food Industry Company Ltd. ................       6,009,316
     528,500  T. Hasegawa Company, Ltd. ........................       8,209,924
     484,070  Takefuji Corporation .............................      19,134,486
     221,400  TENMA Corporation ................................       3,985,590
     818,800  Torishima Pump Manufacturing Company Ltd. ........       6,816,748
                                                                  --------------
                                                                     306,573,868
                                                                  --------------

--------------------------------------------------------------------------------
                                       2

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (Unaudited)

                                                                       MARKET
                                                                        VALUE
      SHARES                                                          (NOTE 1)
      ------                                                          -------

              COMMON STOCKS
              MEXICO--2.5%
   1,921,351  Coca-Cola Femsa SA de CV, Sponsored ADR ..........  $   73,011,338
  14,623,380  Embotelladoras Arca SA de CV .....................      59,428,712
     157,327  Grupo Aeroportuario del Sureste SA de CV, ADR ....       6,681,678
  30,132,400  Grupo Continental SA .............................      64,011,416
                                                                  --------------
                                                                     203,133,144
                                                                  --------------
              NETHERLANDS--14.9%
   9,213,832  ABN AMRO Holding NV ..............................     295,848,631
   1,980,990  Akzo Nobel NV ....................................     120,711,476
      23,620  Crown Van Gelder Gemeenschappelijk Bezit NV ......         524,197
   5,477,810  Heineken Holding NV ..............................     222,478,470
   2,890,000  Heineken NV ......................................     137,306,916
     450,000  IMTECH NV ........................................      28,565,966
   1,409,414  Koninklijke Grolsch NV ...........................      58,357,750
      91,000  Randstad Holding NV ..............................       6,287,862
     760,000  Stork NV .........................................      39,866,552
   4,810,555  Telegraaf Media Groep NV .........................     125,917,474
     158,000  TKH Group NV .....................................      13,355,047
   3,612,751  Unilever NV, CVA .................................      98,614,025
   4,498,159  Wegener NV .......................................      65,187,272
     712,500  Wolters Kluwer NV, CVA ...........................      20,472,572
                                                                  --------------
                                                                   1,233,494,210
                                                                  --------------
              NORWAY--1.0%
   2,302,000  Schibsted ASA ....................................      82,447,341
                                                                  --------------
              SINGAPORE--3.3%
  33,542,550  Fraser and Neave Ltd. ............................      98,378,071
   6,066,106  Jardine Cycle & Carriage Ltd. ....................      58,514,221
   1,000,000  Robinson & Company Ltd. ..........................       3,245,780
  11,465,650  Singapore Press Holdings Ltd. ....................      31,983,955
   6,292,000  United Overseas Bank Ltd. ........................      79,557,322
                                                                  --------------
                                                                     271,679,349
                                                                  --------------
              SOUTH KOREA--3.7%
      23,260  Daehan City Gas Company Ltd. + ...................         624,018
      93,346  Dong Ah Tire & Rubber Company Ltd. + .............         552,046
     280,921  Hanil Cement Company Ltd. + ......................      24,920,411
   1,706,610  Korea Electric Power Corporation + ...............      77,806,736
      23,200  Sam Young Electronics Company, Ltd. + ............         265,678
      36,890  Samchully Company Ltd. + .........................       5,255,833
     886,070  Samsung SDI Company, Ltd. + ......................      61,262,689
     123,000  SK Telecom Company, Ltd. .........................      29,427,419
   2,298,106  SK Telecom Company, Ltd., ADR ....................      60,853,847
     294,325  Tae Young Corporation + ..........................      23,735,887
   3,196,233  Youngone Corporation + ...........................      17,940,147
       8,615  Undisclosed Security*** + ........................         388,138
                                                                  --------------
                                                                     303,032,849
                                                                  --------------

--------------------------------------------------------------------------------
                                       3

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (Unaudited)

                                                                       MARKET
                                                                        VALUE
      SHARES                                                          (NOTE 1)
      ------                                                          -------

              COMMON STOCKS
              SPAIN--1.4%
   2,277,000  Altadis SA .......................................  $  119,051,955
                                                                  --------------
              SWEDEN--0.0%++
      33,000  Cloetta Fazer AB, B Shares .......................       1,316,528
                                                                  --------------
              SWITZERLAND--14.2%
      45,065  AFG Arbonia-Foster Holding AG, Bearer ............      17,867,994
   2,021,000  Compagnie Financiere Richemont AG ................     117,548,128
       5,702  Daetwyler Holding AG, Bearer .....................      32,230,524
      92,315  Edipresse SA, Bearer .............................      44,202,603
     125,635  Forbo Holding AG .................................      50,019,341
       2,654  Gurit Holding AG, Bearer .........................       2,313,309
      29,327  Loeb Holding AG ..................................       6,582,779
     186,990  Medisize Holding AG + ............................      12,714,156
     875,160  Nestle SA, Registered ............................     310,431,949
           8  Neue Zuercher Zeitung + ..........................         483,002
   2,368,760  Novartis AG, Registered ..........................     136,319,644
      45,425  Phoenix Mecano AG ................................      19,871,344
     179,979  PubliGroupe SA, Registered .......................      63,251,406
     186,423  Siegfried Holding AG .............................      27,947,415
     280,490  SIG Holding AG, Registered .......................      93,519,644
      69,640  Sika AG, Bearer ..................................     107,823,052
     367,980  Syngenta AG ......................................      68,338,712
     473,990  Tamedia AG .......................................      62,321,123
                                                                  --------------
                                                                   1,173,786,125
                                                                  --------------
              UNITED KINGDOM--10.9%
   3,249,131  AGA Foodservice Group PLC ........................      27,470,884
  10,535,724  Barclays PLC .....................................     150,525,097
   7,123,125  BBA Group PLC ....................................      38,128,486
   3,979,658  Carclo PLC .......................................       7,516,138
  11,378,577  Clinton Cards PLC ................................      13,584,369
   8,225,426  Diageo PLC .......................................     161,385,478
   3,675,000  Ennstone PLC .....................................       3,362,487
     960,125  GlaxoSmithKline PLC ..............................      25,255,078
     593,139  GlaxoSmithKline PLC, Sponsored ADR ...............      31,294,014
  19,501,939  Group 4 Securicor PLC ............................      71,755,379
     923,006  Headlam Group PLC ................................      11,109,674
  15,137,000  Lloyds TSB Group PLC .............................     169,308,092
     263,075  Partridge Fine Art PLC + .........................          97,157
     779,500  Raven Mount PLC ..................................       2,479,083
  10,148,287  Trinity Mirror PLC ...............................      93,250,251
   4,749,955  TT Electronics PLC ...............................      24,170,438
   2,376,113  Unilever PLC .....................................      66,407,475
     508,738  Undisclosed Security*** + ........................       2,070,996
                                                                  --------------
                                                                     899,170,576
                                                                  --------------

--------------------------------------------------------------------------------
                                       4

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (Unaudited)

                                                                       MARKET
                                                                        VALUE
      SHARES                                                          (NOTE 1)
      ------                                                          -------

              COMMON STOCKS
              UNITED STATES--6.6%
     313,000  American Express Company .........................  $   18,989,710
   3,712,554  American International Group, Inc. ...............     266,041,620
      75,700  American National Insurance Company ..............       8,638,127
     580,100  MBIA Inc. ........................................      42,382,106
   3,686,000  Pfizer Inc. ......................................      95,467,400
     160,000  PNC Financial Services Group Inc. ................      11,846,400
     692,000  Popular Inc. .....................................      12,421,400
   6,728,996  Sun-Times Media Group Inc., Class A ..............      33,039,370
     409,000  Torchmark Corporation ............................      26,077,840
     350,000  Transatlantic Holdings Inc. ......................      21,735,000
     210,060  Wal-Mart Stores, Inc. ............................       9,700,571
                                                                  --------------
                                                                     546,339,544
                                                                  --------------

              TOTAL COMMON STOCKS
              (COST $3,731,511,080) ............................   7,358,079,727
                                                                  --------------

              PREFERRED STOCKS--0.4%
     153,360  Adris Grupa d.d. .................................      11,746,770
      15,000  KSB AG, Vorzugsakt ...............................       7,486,649
     847,515  Villeroy & Boch AG ...............................      14,942,013
                                                                  --------------

              TOTAL PREFERRED STOCKS
              (COST $19,765,967) ...............................      34,175,432
                                                                  --------------


     FACE
    VALUE
  ---------

              U.S. TREASURY BILLS--6.0%
$233,500,000  4.448%  due 2/8/07 ...............................     232,316,131
  14,000,000  4.646%  due 2/22/07 +++ ..........................      13,900,955
 236,000,000  4.918%  due 5/10/07 ..............................     231,937,024
  13,000,000  4.939%  due 5/24/07 +++ ..........................      12,751,531
                                                                  --------------

              TOTAL U.S. TREASURY BILLS
              (COST $490,737,273) ..............................     490,905,641
                                                                  --------------

--------------------------------------------------------------------------------
                                       5

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (Unaudited)

                                                                       MARKET
      FACE                                                             VALUE
      VALUE                                                           (NOTE 1)
      ------                                                          -------

              REPURCHASE AGREEMENTS--6.3%
$419,591,000  Agreement with UBS Warburg LLC, 4.750% dated 12/29/06, to be repurchased at $419,812,451 on 1/02/07,
              collateralized by $328,186,000 U.S. Treasury Bonds,
              11.750% and 8.875% due 11/15/14 and 8/15/17,
              respectively (market value $427,983,433) ......... $  419,591,000
 100,000,000  Agreement with Banc of America, 4.600% dated 12/29/06, to be repurchased at $100,051,111 on 1/02/07,
              collateralized by $100,000,918 U.S. Treasury Bonds,
              6.000%, 6.000% and 3.000% due 8/15/09, 2/15/26 and
              2/15/09 respectively (market value $102,000,937) .    100,000,000
                                                                 --------------

              TOTAL REPURCHASE AGREEMENTS
              (COST $519,591,000) ............................      519,591,000
                                                                 --------------
TOTAL INVESTMENTS (COST $4,761,605,320*) ............... 101.6%   8,402,751,800
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) .....  (1.4)    (117,429,113)
OTHER ASSETS AND LIABILITIES (NET) .....................  (0.2)     (11,523,138)
                                                         -----   --------------
NET ASSETS                                               100.0%  $8,273,799,549
                                                         =====   ==============
-----------
  *   AGGREGATE COST FOR FEDERAL TAX PURPOSES.
 **   RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
***   "UNDISCLOSED   SECURITY"   REPRESENTS  AN  ISSUER,   GENERALLY  A  SMALLER
      CAPITALIZATION ISSUER, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.
  +   NON-INCOME PRODUCING SECURITY.
 ++   AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.
+++ AT DECEMBER 31, 2006, LIQUID ASSETS TOTALING $220,461,160 HAVE BEEN DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.

ABBREVIATIONS:
ADR-- AMERICAN DEPOSITORY RECEIPT
CVA--CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)


--------------------------------------------------------------------------------
                                       6

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
December 31, 2006 (Unaudited)





                                                  PERCENTAGE OF     MARKET VALUE
SECTOR DIVERSIFICATION                              NET ASSETS       (NOTE 1)
----------------------                            --------------   ------------

COMMON STOCKS:
Food and Beverages ..............................      16.7%     $1,378,007,846
Banking .........................................      13.1       1,082,037,775
Printing and Publishing .........................      12.3       1,013,597,039
Insurance .......................................       7.0         582,192,666
Pharmaceuticals .................................       6.0         497,582,592
Machinery .......................................       5.3         441,189,919
Chemicals .......................................       3.0         247,027,978
Building Materials ..............................       2.9         236,979,431
Holdings ........................................       2.6         218,884,315
Electronics .....................................       2.5         210,593,658
Transportation ..................................       2.3         188,524,391
Retail ..........................................       1.8         150,661,627
Media ...........................................       1.8         145,631,563
Tobacco .........................................       1.5         120,506,037
Financial Services ..............................       1.4         117,413,591
Manufacturing ...................................       1.1          93,564,210
Telecommunications ..............................       1.1          90,567,951
Commercial Services .............................       1.0          84,173,850
Utilities .......................................       1.0          83,686,587
Wholesale .......................................       1.0          80,889,171
Engineering and Construction ....................       0.9          71,044,037
Advertising .....................................       0.8          63,251,406
Autos ...........................................       0.7          57,181,571
Medical Research and Supplies ...................       0.5          43,803,704
Textiles ........................................       0.3          23,196,677
Paper Products ..................................       0.2          20,145,744
Personal Products ...............................       0.1          10,930,429
Mining and Metal Fabrication ....................       0.0++         3,237,955
Real Estate .....................................       0.0++         1,576,007
                                                     ------      --------------
TOTAL COMMON STOCKS .............................      88.9       7,358,079,727
                                                     ------      --------------
PREFERRED STOCKS ................................       0.4          34,175,432
U.S. TREASURY BILLS .............................       6.0         490,905,641
REPURCHASE AGREEMENT ............................       6.3         519,591,000
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS ....      (1.4)       (117,429,113)
OTHER ASSETS AND LIABILITIES (NET) ..............      (0.2)        (11,523,138)
                                                     ------      --------------
NET ASSETS ......................................     100.0%     $8,273,799,549
                                                     ======      ==============
-----------
   ++    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

--------------------------------------------------------------------------------
                                       7

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2006 (Unaudited)



                                                              CONTRACT           MARKET
                                                                VALUE            VALUE
   CONTRACTS                                                    DATE            (NOTE 1)
   ---------                                                  --------         ---------
FORWARD EXCHANGE CONTRACTS TO BUY
   36,000,000  Danish Krone ...............................    1/24/07     $    6,376,026
   48,000,000  Danish Krone ...............................    3/27/07          8,521,895
                                                                           --------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $14,589,035) .............................                $   14,897,921
                                                                           ==============
FORWARD EXCHANGE CONTRACTS TO SELL
    8,000,000  Canadian Dollar ............................    1/12/07     $   (6,877,561)
   15,000,000  Canadian Dollar ............................    2/26/07        (12,911,969)
   10,000,000  Canadian Dollar ............................    3/27/07         (8,615,553)
    2,500,000  Canadian Dollar ............................     4/4/07         (2,154,397)
    1,500,000  Canadian Dollar ............................    4/19/07         (1,293,202)
    7,000,000  Canadian Dollar ............................    4/27/07         (6,036,342)
    1,500,000  Canadian Dollar ............................    5/11/07         (1,294,028)
    5,000,000  Canadian Dollar ............................    5/18/07         (4,314,306)
    7,000,000  Canadian Dollar ............................    5/30/07         (6,042,138)
   11,000,000  Canadian Dollar ............................     7/3/07         (9,504,123)
    5,000,000  Canadian Dollar ............................    7/31/07         (4,323,414)
    8,000,000  Canadian Dollar ............................    8/28/07         (6,922,842)
    4,500,000  Canadian Dollar ............................   10/16/07         (3,899,420)
   18,000,000  Canadian Dollar ............................   11/13/07        (15,609,915)
   15,500,000  Canadian Dollar ............................   11/26/07        (13,446,767)
   32,000,000  Czechoslovakia Koruna ......................   11/26/07         (1,569,064)
   36,000,000  Danish Krone ...............................    1/24/07         (6,376,026)
   48,000,000  Danish Krone ...............................    3/27/07         (8,521,895)
   22,000,000  Danish Krone ...............................    4/16/07         (3,908,596)
   29,000,000  Danish Krone ...............................     5/9/07         (5,156,349)
   48,000,000  Danish Krone ...............................    5/11/07         (8,535,238)
   83,000,000  Danish Krone ...............................    5/22/07        (14,764,480)
   45,000,000  European Union Euro ........................    1/10/07        (59,375,661)
   55,000,000  European Union Euro ........................    1/12/07        (72,577,664)
   90,000,000  European Union Euro ........................    1/19/07       (118,805,921)
   35,000,000  European Union Euro ........................    2/15/07        (46,258,396)
   23,000,000  European Union Euro ........................    2/26/07        (30,412,391)
   56,000,000  European Union Euro ........................     3/7/07        (74,074,623)
   16,000,000  European Union Euro ........................    3/27/07        (21,181,381)
   30,000,000  European Union Euro ........................     4/4/07        (39,727,133)
   11,000,000  European Union Euro ........................    4/16/07        (14,573,123)
   78,000,000  European Union Euro ........................    4/30/07       (103,390,575)
   37,000,000  European Union Euro ........................     5/9/07        (49,060,693)
   70,000,000  European Union Euro ........................    5/11/07        (92,824,445)
    8,000,000  European Union Euro ........................    5/16/07        (10,610,485)
   75,000,000  European Union Euro ........................    5/18/07        (99,480,711)
  100,000,000  European Union Euro ........................    6/18/07       (132,795,124)
   77,000,000  European Union Euro ........................     7/3/07       (102,304,617)
   75,000,000  European Union Euro ........................    7/12/07        (99,673,337)
   70,000,000  European Union Euro ........................    7/18/07        (93,044,622)
   50,000,000  European Union Euro ........................    7/31/07        (66,485,489)
   34,000,000  European Union Euro ........................     8/6/07        (45,217,997)
   25,000,000  European Union Euro ........................     8/9/07        (33,251,420)
   98,000,000  European Union Euro ........................    8/15/07       (130,368,245)
   23,000,000  European Union Euro ........................    8/22/07        (30,602,841)
----------------------------------------------------------------------------------------------

                                       8

                                [GRAPHIC OMITTED]
                                  CONTINENT ART
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2006 (Unaudited)



                                                              CONTRACT           MARKET
                                                                VALUE            VALUE
   CONTRACTS                                                    DATE            (NOTE 1)
   ---------                                                  --------         ---------
FORWARD EHANGE CONTRACTS TO SELL
   60,000,000  European Union Euro ........................    8/28/07     $  (79,847,396)
   90,000,000  European Union Euro ........................    9/12/07       (119,823,237)
   25,000,000  European Union Euro ........................    9/21/07        (33,292,929)
  155,000,000  European Union Euro ........................    9/28/07       (206,458,281)
   40,000,000  European Union Euro ........................    10/4/07        (53,288,926)
   45,000,000  European Union Euro ........................    10/9/07        (59,958,828)
   42,000,000  European Union Euro ........................   10/16/07        (55,973,058)
   20,000,000  European Union Euro ........................   10/18/07        (26,655,400)
   55,000,000  European Union Euro ........................   10/22/07        (73,310,949)
   68,000,000  European Union Euro ........................   11/13/07        (90,697,504)
   50,000,000  European Union Euro ........................    12/4/07        (66,730,461)
   30,000,000  European Union Euro ........................   12/17/07        (40,053,565)
  100,000,000  European Union Euro ........................   12/21/07       (133,527,571)
   38,000,000  European Union Euro ........................     1/8/08        (50,762,405)
    6,000,000  Great Britain Pound Sterling ...............    1/19/07        (11,744,604)
    8,500,000  Great Britain Pound Sterling ...............    2/15/07        (16,639,841)
   11,400,000  Great Britain Pound Sterling ...............    3/27/07        (22,317,910)
   41,000,000  Great Britain Pound Sterling ...............    4/19/07        (80,262,974)
   14,250,000  Great Britain Pound Sterling ...............    4/30/07        (27,895,682)
    6,000,000  Great Britain Pound Sterling ...............     5/9/07        (11,745,345)
    4,000,000  Great Britain Pound Sterling ...............    5/16/07         (7,830,124)
   22,000,000  Great Britain Pound Sterling ...............    6/18/07        (43,062,875)
   28,000,000  Great Britain Pound Sterling ...............     7/3/07        (54,803,664)
    9,000,000  Great Britain Pound Sterling ...............    7/23/07        (17,612,619)
    9,000,000  Great Britain Pound Sterling ...............    8/22/07        (17,608,353)
    9,000,000  Great Britain Pound Sterling ...............    8/28/07        (17,607,500)
   24,000,000  Great Britain Pound Sterling ...............    9/12/07        (46,947,646)
   20,000,000  Great Britain Pound Sterling ...............    9/28/07        (39,117,976)
   26,000,000  Great Britain Pound Sterling ...............    10/9/07        (50,848,821)
   20,000,000  Great Britain Pound Sterling ...............   10/16/07        (39,112,252)
    6,000,000  Great Britain Pound Sterling ...............   10/22/07        (11,733,103)
    9,500,000  Great Britain Pound Sterling ...............   11/13/07        (18,574,090)
   34,500,000  Great Britain Pound Sterling ...............   11/26/07        (67,446,144)
   23,000,000  Great Britain Pound Sterling ...............   12/17/07        (44,956,416)
   11,000,000  Great Britain Pound Sterling ...............     1/8/08        (21,502,424)
   80,000,000  Hong Kong Dollar ...........................    1/10/07        (10,291,705)
   77,000,000  Hong Kong Dollar ...........................    2/15/07         (9,920,202)
   84,000,000  Hong Kong Dollar ...........................    3/23/07        (10,837,089)
  160,000,000  Hong Kong Dollar ...........................    5/18/07        (20,685,438)
   54,000,000  Hong Kong Dollar ...........................    7/12/07         (6,995,075)
  230,000,000  Hong Kong Dollar ...........................    7/23/07        (29,804,124)
   77,000,000  Hong Kong Dollar ...........................    7/24/07         (9,978,216)
  120,000,000  Hong Kong Dollar ...........................    7/31/07        (15,553,883)
   15,000,000  Hong Kong Dollar ...........................    8/15/07         (1,945,151)
  195,000,000  Hong Kong Dollar ...........................    8/28/07        (25,297,296)
  180,000,000  Hong Kong Dollar ...........................    9/28/07        (23,374,118)
  100,000,000  Hong Kong Dollar ...........................   10/22/07        (12,995,430)
   90,000,000  Hong Kong Dollar ...........................   12/17/07        (11,716,539)
  100,000,000  Hong Kong Dollar ...........................     1/8/08        (13,025,956)
2,000,000,000  Japanese Yen ...............................    1/24/07        (16,845,479)
3,000,000,000  Japanese Yen ...............................    4/16/07        (25,536,370)
--------------------------------------------------------------------------------------------

                                       9

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2006 (Unaudited)



                                                              CONTRACT           MARKET
                                                                VALUE            VALUE
   CONTRACTS                                                    DATE            (NOTE 1)
   ---------                                                  --------         ---------
FORWARD ENGE CONTRACTS TO SELL
 2,300,000,000 Japanese Yen ...............................    5/11/07     $  (19,640,577)
 1,600,000,000 Japanese Yen ...............................    5/16/07        (13,671,767)
 3,150,000,000 Japanese Yen ...............................    5/18/07        (26,923,192)
 3,650,000,000 Japanese Yen ...............................    5/21/07        (31,208,718)
   900,000,000 Japanese Yen ...............................     6/6/07         (7,711,124)
 3,000,000,000 Japanese Yen ...............................    6/11/07        (25,720,275)
 2,200,000,000 Japanese Yen ...............................    7/23/07        (18,959,491)
 7,800,000,000 Japanese Yen ...............................     8/9/07        (67,357,647)
 3,300,000,000 Japanese Yen ...............................    8/28/07        (28,562,829)
   555,000,000 Japanese Yen ...............................    9/12/07         (4,812,463)
 2,300,000,000 Japanese Yen ...............................   10/16/07        (20,025,883)
   265,000,000 Mexican Peso ...............................    1/10/07        (24,461,750)
   190,000,000 Mexican Peso ...............................    1/12/07        (17,536,903)
    76,000,000 Mexican Peso ...............................    1/24/07         (7,010,659)
   180,000,000 Mexican Peso ...............................     3/7/07        (16,576,442)
   350,000,000 Mexican Peso ...............................     4/4/07        (32,188,348)
   170,000,000 Mexican Peso ...............................    4/16/07        (15,624,714)
   216,000,000 Mexican Peso ...............................    5/11/07        (19,827,142)
   145,000,000 Mexican Peso ...............................    5/16/07        (13,306,478)
   132,000,000 Mexican Peso ...............................    8/28/07        (12,043,026)
   135,000,000 Mexican Peso ...............................   10/18/07        (12,279,593)
   206,000,000 Mexican Peso ...............................   12/17/07        (18,671,513)
   130,000,000 Mexican Peso ...............................     1/8/08        (11,766,165)
   144,000,000 Norwegian Krone ............................     6/6/07        (23,265,137)
    92,000,000 Norwegian Krone ............................    7/18/07        (14,876,964)
   110,000,000 Norwegian Krone ............................    9/12/07        (17,798,860)
    45,000,000 Norwegian Krone ............................    10/4/07         (7,283,152)
    74,000,000 Norwegian Krone ............................   10/22/07        (11,979,164)
    15,000,000 Singapore Dollar ...........................    1/10/07         (9,782,539)
    21,000,000 Singapore Dollar ...........................    1/12/07        (13,696,978)
    32,000,000 Singapore Dollar ...........................    1/23/07        (20,883,527)
    25,000,000 Singapore Dollar ...........................    1/24/07        (16,316,104)
    11,000,000 Singapore Dollar ...........................     3/7/07         (7,194,285)
    26,000,000 Singapore Dollar ...........................    4/27/07        (17,049,574)
    26,000,000 Singapore Dollar ...........................    7/12/07        (17,116,462)
    11,000,000 Singapore Dollar ...........................    7/18/07         (7,243,763)
    12,000,000 Singapore Dollar ...........................    7/23/07         (7,904,273)
    20,000,000 Singapore Dollar ...........................    7/31/07        (13,179,087)
    22,000,000 Singapore Dollar ...........................    8/15/07        (14,507,937)
    55,000,000 Singapore Dollar ...........................    9/12/07        (36,321,014)
    10,000,000 Singapore Dollar ...........................    9/28/07         (6,609,152)
    18,000,000 Singapore Dollar ...........................    10/9/07        (11,903,093)
    21,000,000 Singapore Dollar ...........................   11/13/07        (13,911,574)
    27,000,000 Singapore Dollar ...........................   11/14/07        (17,887,215)
11,500,000,000 South Korean Won ...........................    1/12/07        (12,369,315)
 7,000,000,000 South Korean Won ...........................    1/24/07         (7,531,093)
 4,100,000,000 South Korean Won ...........................    4/19/07         (4,419,262)
16,757,000,000 South Korean Won ...........................    5/11/07        (18,070,895)
 8,000,000,000 South Korean Won ...........................    6/18/07         (8,634,740)
22,000,000,000 South Korean Won ...........................     7/3/07        (23,752,627)
14,750,000,000 South Korean Won ...........................    7/12/07        (15,927,292)
------------------------------------------------------------------------------------------------

                                       10

                                [GRAPHIC OMITTED]
                                  CONTINENT ART
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2006 (Unaudited)



                                                              CONTRACT           MARKET
                                                                VALUE            VALUE
   CONTRACTS                                                    DATE            (NOTE 1)
   ---------                                                  --------         ---------
FORWARD ENGE CONTRACTS TO SELL
20,000,000,000 South Korean Won ...........................     8/6/07    $   (21,604,753)
32,000,000,000 South Korean Won ...........................    8/22/07        (34,576,237)
12,000,000,000 South Korean Won ...........................    9/12/07        (12,970,340)
11,250,000,000 South Korean Won ...........................    10/4/07        (12,163,872)
28,000,000,000 South Korean Won ...........................    10/9/07        (30,276,889)
35,000,000,000 South Korean Won ...........................   10/18/07        (37,851,432)
22,300,000,000 South Korean Won ...........................   11/13/07        (24,126,569)
30,000,000,000 South Korean Won ...........................   12/26/07        (32,479,347)
    40,000,000 Swedish Krona ..............................     5/9/07         (5,888,545)
    15,000,000 Swiss Franc ................................    1/10/07        (12,302,302)
    55,000,000 Swiss Franc ................................    1/24/07        (45,169,641)
    17,000,000 Swiss Franc ................................    2/15/07        (13,987,894)
    20,000,000 Swiss Franc ................................    2/26/07        (16,471,448)
    11,500,000 Swiss Franc ................................    3/23/07         (9,491,713)
    26,000,000 Swiss Franc ................................    4/16/07        (21,503,221)
    11,000,000 Swiss Franc ................................    4/19/07         (9,099,810)
    55,000,000 Swiss Franc ................................    4/27/07        (45,529,666)
    33,000,000 Swiss Franc ................................     5/9/07        (27,345,398)
     7,000,000 Swiss Franc ................................    5/11/07         (5,801,516)
    26,000,000 Swiss Franc ................................    5/16/07        (21,557,564)
    23,000,000 Swiss Franc ................................    5/18/07        (19,073,366)
    25,000,000 Swiss Franc ................................    6/18/07        (20,786,284)
    16,500,000 Swiss Franc ................................     7/3/07        (13,735,200)
    20,000,000 Swiss Franc ................................    7/12/07        (16,659,274)
    19,000,000 Swiss Franc ................................    7/18/07        (15,832,997)
     32,000,00 Swiss Franc ................................    7/23/07        (26,675,492)
    24,000,000 Swiss Franc ................................    7/24/07        (20,008,028)
    20,000,000 Swiss Franc ................................    7/31/07        (16,681,583)
    45,000,000 Swiss Franc ................................     8/6/07        (37,549,440)
    20,000,000 Swiss Franc ................................    8/15/07        (16,699,237)
    31,000,000 Swiss Franc ................................    8/28/07        (25,907,580)
    62,000,000 Swiss Franc ................................    9/12/07        (51,870,106)
    72,000,000 Swiss Franc ................................    9/21/07        (60,274,601)
    40,000,000 Swiss Franc ................................    10/1/07        (33,509,611)
    25,000,000 Swiss Franc ................................    10/4/07        (20,947,961)
    25,000,000 Swiss Franc ................................    10/9/07        (20,955,388)
    27,000,000 Swiss Franc ................................   10/16/07        (22,643,059)
    20,000,000 Swiss Franc ................................   10/22/07        (16,779,779)
    37,000,000 Swiss Franc ................................   11/13/07        (31,091,141)
    25,000,000 Swiss Franc ................................    12/4/07        (21,038,936)
    25,000,000 Swiss Franc ................................   12/21/07        (21,064,431)
    34,000,000 Swiss Franc ................................     1/8/08        (28,679,918)
                                                                          ---------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $5,466,952,810) ..........................               $(5,584,690,809)
                                                                          ===============


--------------------------------------------------------------------------------
                                       11

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2006 (UNAUDITED)


1.   VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing services approved by the Fund's Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held

--------------------------------------------------------------------------------
                                       12

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2006 (UNAUDITED)

on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish

--------------------------------------------------------------------------------
                                       13

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2006 (UNAUDITED)

a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   UNREALIZED APPRECIATION/(DEPRECIATION)

     At December 31, 2006, the aggregate gross unrealized for all securities, in which there was an excess of value over tax cost, was $3,754,556,177 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $113,409,697.

--------------------------------------------------------------------------------
                                       14

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (Unaudited)


                                                                       MARKET
                                                                        VALUE
      SHARES                                                          (NOTE 1)
      ------                                                          -------

              COMMON STOCK - DOMESTIC--70.2%
              AUTOMOTIVE PARTS--0.5%
      55,000  Dollar Thrifty Automotive Group Inc. + ...........  $    2,508,550
                                                                  --------------
              BANKING--12.2%
     213,245  Bank of America Corporation ......................      11,385,150
     306,169  PNC Financial Services Group Inc. ................      22,668,753
     503,000  Popular Inc. .....................................       9,028,850
     620,600  Wells Fargo & Company ............................      22,068,536
                                                                  --------------
                                                                      65,151,289
                                                                  --------------
              BASIC INDUSTRIES--1.4%
     185,088  Rayonier Inc., REIT ..............................       7,597,862
                                                                  --------------
              BROADCAST, RADIO AND TV--5.0%
     639,060  Comcast Corporation, Special Class A + ...........      26,763,833
                                                                  --------------
              CHEMICALS--0.2%
      39,535  Stepan Company ...................................       1,252,073
                                                                  --------------
              COMPUTER SERVICES--0.8%
     153,974  Electronic Data Systems Corporation ..............       4,241,984
                                                                  --------------
              DIVERSIFIED FINANCIAL SERVICES--14.4%
     337,358  American Express Company .........................      20,467,510
     544,736  Federated Investors Inc., Class B ................      18,401,182
     268,515  Freddie Mac ......................................      18,232,168
     269,500  MBIA Inc. ........................................      19,689,670
                                                                  --------------
                                                                      76,790,530
                                                                  --------------
              ENERGY--0.1%
      10,000  ConocoPhillips ...................................         719,500
                                                                  --------------
              FOOD AND BEVERAGES--0.1%
      15,200  Anheuser-Busch Companies, Inc. ...................         747,840
                                                                  --------------
              HEALTH CARE--1.4%
      59,500  Bausch & Lomb, Inc. ..............................       3,097,570
      69,124  Johnson & Johnson ................................       4,563,566
                                                                  --------------
                                                                       7,661,136
                                                                  --------------
              INSURANCE--20.2%
     293,361  American International Group, Inc. ...............      21,022,249
      71,132  American National Insurance Company ..............       8,116,873
     392,758  Great American Financial Resources Inc. ..........       9,053,072
     357,000  Leucadia National Corporation ....................      10,067,400
      74,449  National Western Life Insurance Company, Class A .      17,133,693
     253,376  Torchmark Corporation ............................      16,155,254
     429,175  Transatlantic Holdings Inc. ......................      26,651,767
                                                                  --------------
                                                                     108,200,308
                                                                  --------------
--------------------------------------------------------------------------------
                                       15

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (Unaudited)


                                                                       MARKET
                                                                        VALUE
      SHARES                                                          (NOTE 1)
      ------                                                          -------

              COMMON STOCK - DOMESTIC
              MEDIA--1.8%
     895,545  Sun-Times Media Group Inc., Class A ..............  $    4,397,126
     174,005  Tribune Company ..................................       5,355,874
                                                                  --------------
                                                                       9,753,000
                                                                  --------------
              PHARMACEUTICALS--2.9%
     588,510  Pfizer Inc. ......................................      15,242,409
                                                                  --------------
              REAL ESTATE--0.4%
      55,225  Ramco-Gershenson Properties Trust, REIT ..........       2,106,282
                                                                  --------------
              RETAIL--6.7%
     330,342  Home Depot, Inc. .................................      13,266,535
     251,579  UniFirst Corporation .............................       9,663,149
     276,425  Wal-Mart Stores, Inc. ............................      12,765,307
                                                                  --------------
                                                                      35,694,991
                                                                  --------------
              TELECOMMUNICATIONS--0.7%
      93,600  Commonwealth Telephone Enterprises Inc. ..........       3,918,096
                                                                  --------------
              TRANSPORTATION--1.4%
     164,671  Con-Way, Inc. ....................................       7,252,111
                                                                  --------------
              TOTAL COMMON STOCK - DOMESTIC
              (COST $191,580,512) ..............................     375,601,794
                                                                  --------------

              COMMON STOCK - FOREIGN--21.8%
              FRANCE--1.9%
     220,000  Sanofi-Aventis, ADR ..............................      10,157,400
                                                                  --------------
              JAPAN--0.0% ++
      19,500  Shikoku Coca-Cola Bottling Company Ltd. ..........         219,458
                                                                  --------------
              NETHERLANDS--8.6%
     389,179  ABN AMRO Holding NV, Sponsored ADR ...............      12,473,187
     608,000  Heineken Holding NV ..............................      24,693,611
     323,571  Unilever NV, ADR .................................       8,817,310
                                                                  --------------
                                                                      45,984,108
                                                                  --------------
              SWITZERLAND--5.6%
     337,400  Nestle SA, Registered, Sponsored ADR .............      29,920,160
                                                                  --------------
              UNITED KINGDOM--5.7%
     276,000  Diageo PLC, Sponsored ADR ........................      21,889,560
     308,880  Unilever PLC, Sponsored ADR ......................       8,593,041
                                                                  --------------
                                                                      30,482,601
                                                                  --------------
              TOTAL COMMON STOCK - FOREIGN
              (COST $55,687,591) ...............................     116,763,727
                                                                  --------------
--------------------------------------------------------------------------------
                                       16

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (Unaudited)


                                                                       MARKET
                                                                        VALUE
      SHARES                                                          (NOTE 1)
      ------                                                          -------

              U.S. TREASURY BILLS--4.8%
$ 10,800,000  4.448% due** 2/8/07 ..............................  $  10,745,243
   2,500,000  4.646% due** 2/22/07 +++ .........................      2,482,313
  11,000,000  4.918% due** 5/10/07 .............................     10,810,624
   1,500,000  4.939% due** 5/24/07 +++ .........................      1,471,331
                                                                  -------------

              TOTAL U.S. TREASURY BILLS
              (COST $25,501,023) ...............................     25,509,511
                                                                  -------------

              REPURCHASE AGREEMENT--3.4%
              (COST $18,426,000)
  18,426,000  Agreement with UBS Warburg LLC, 4.750% dated
              12/29/06, to be repurchased at $18,435,725 on
              1/02/07, collateralized by $18,426,000 U.S.
              Treasury Bond, 8.750% due 8/15/20 (market
              value $18,795,806) ...............................     18,426,000
                                                                  -------------
TOTAL INVESTMENTS (COST $291,195,126*) ..................  100.2%   536,301,032
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ......   (0.4)    (2,256,989)
OTHER ASSETS AND LIABILITIES (NET) ......................    0.2      1,046,666
                                                           -----  -------------
NET ASSETS ..............................................  100.0% $ 535,090,709
                                                           =====  =============

----------------
    *    AGGREGATE COST FOR FEDERAL TAX PURPOSES.
   **    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
    +    NON-INCOME PRODUCING SECURITY.
   ++    AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.
  +++ AT DECEMBER 31, 2006, LIQUID ASSETS TOTALLING $3,953,644 HAVE BEEN DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.

ABBREVIATIONS:
ADR--AMERICAN DEPOSITORY RECEIPT
REIT--REAL ESTATE INVESTMENT TRUST


--------------------------------------------------------------------------------
                                       17

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2006 (Unaudited)


                                                              CONTRACT           MARKET
                                                                VALUE            VALUE
   CONTRACTS                                                    DATE            (NOTE 1)
   ---------                                                  --------         ---------
FORWARD EXCHANGE CONTRACTS TO SELL
     750,000  European Union Euro ........................    1/12/07       $   (989,695)
   2,500,000  European Union Euro ........................    1/19/07         (3,300,164)
   1,300,000  European Union Euro ........................    2/26/07         (1,718,961)
     900,000  European Union Euro ........................    7/10/07         (1,196,011)
   7,200,000  European Union Euro ........................    7/18/07         (9,570,304)
   1,500,000  European Union Euro ........................    8/28/07         (1,996,185)
   6,000,000  European Union Euro ........................    10/4/07         (7,993,339)
   3,000,000  European Union Euro ........................   11/14/07         (4,001,478)
   1,900,000  European Union Euro ........................   12/17/07         (2,536,726)
     750,000  European Union Euro ........................     1/8/08         (1,001,889)
   4,400,000  Great Britain Pound Sterling ...............    4/19/07         (8,613,587)
   2,500,000  Great Britain Pound Sterling ...............     5/9/07         (4,893,894)
     600,000  Great Britain Pound Sterling ...............   12/17/07         (1,172,776)
  43,000,000  Japanese Yen ...............................     8/9/07           (371,331)
   2,000,000  Swiss Franc ................................    1/23/07         (1,642,373)
   4,000,000  Swiss Franc ................................    2/26/07         (3,294,290)
   1,000,000  Swiss Franc ................................    4/12/07           (826,769)
   3,500,000  Swiss Franc ................................     5/9/07         (2,900,270)
   2,500,000  Swiss Franc ................................    7/18/07         (2,083,289)
   2,000,000  Swiss Franc ................................    8/28/07         (1,671,457)
   3,000,000  Swiss Franc ................................    10/4/07         (2,513,755)
                                                                            ------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $62,031,554) ............................                  $(64,288,543)
                                                                            ============

--------------------------------------------------------------------------------
                                       18

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2006 (UNAUDITED)


1.   VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales prices does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing services approved by the Fund's Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held

--------------------------------------------------------------------------------
                                       19

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2006 (UNAUDITED)

on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish

--------------------------------------------------------------------------------
                                       20

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2006 (UNAUDITED)

a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   UNREALIZED APPRECIATION/(DEPRECIATION)

     At December 31, 2006, the aggregate gross unrealized for all securities, in which there was an excess of value over tax cost, was $251,813,667 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $6,707,761.


--------------------------------------------------------------------------------
                                       21

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TWEEDY, BROWNE FUND INC.

By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                           Christopher H. Browne, President
                           (principal executive officer)

Date              FEBRUARY 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                           Christopher H. Browne, President
                           (principal executive officer)

Date              FEBRUARY 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                           Robert Q. Wyckoff, Jr., Treasurer
                           (principal financial officer)

Date              FEBRUARY 27, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.